Annual Total Returns - Franklin Missouri Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF2-21 - Franklin Missouri Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	1.04%
Annual Return 2011	11.76%
Annual Return 2012	6.82%
Annual Return 2013	(5.84%)
Annual Return 2014	9.07%
Annual Return 2015	2.36%
Annual Return 2016	1.35%
Annual Return 2017	2.15%
Annual Return 2018	1.40%
Annual Return 2019	6.49%